Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of finance income and charges

	2021 £ million	2020 £ million	2019 £ million
Interest income	119	192	232
Fair value gain on financial instruments	124	123	155
Total interest income(i)	243	315	387
Interest charge on bank loans, bonds and overdrafts	(365)	(390)	(349)
Interest charge on leases	(16)	(15)	(7)
Interest charge on other borrowings	(84)	(120)	(122)
Fair value loss on financial instruments	(126)	(123)	(157)
Total interest charges(i)	(591)	(648)	(635)
Net interest charges	(348)	(333)	(248)
Net finance income in respect of post employment plans in surplus (note 13)	18	26	29
Hyperinflation adjustment in respect of Venezuela (note 1)	2	6	10
Interest income in respect of direct and indirect tax	15	16	16
Other finance income	—	3	—
Total other finance income	35	51	55
Net finance charge in respect of post employment plans in deficit (note 13)	(13)	(17)	(22)
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (note 1)	(8)	—	—
Unwinding of discounts	(20)	(24)	(17)
Interest charge in respect of direct and indirect tax	(11)	(22)	(11)
Change in financial liability (Level 3)	(7)	(6)	(8)
Other finance charges (exceptional)(ii)	—	—	(9)
Guarantee fees	(1)	(1)	—
Other finance charges	—	(1)	(3)
Total other finance charges	(60)	(71)	(70)
Net other finance charges	(25)	(20)	(15)
(i)     Includes £28 million interest income and £(429) million interest charge in respect of  financial assets and liabilities that are not measured at fair value through the income statement (2020 – £46 million income and £(471) million charge; 2019 – £86 million income and £(439) million charge).
(ii)    In respect of the French tax audit settlement (see note 7(b)(v)).